Award Timing Disclosure	12 Months Ended
Dec. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	All equity grants made to NEOs must be approved by the talent and compensation committee, which generally makes grants of equity awards to our NEOs at the first committee meeting of our fiscal year. Awards are neither timed to relate to the price of our stock nor to correspond with the release of material non-public information for the purpose of affecting the value of employee or board compensation, although grants are generally made when our trading window under our insider trading policy is open. Grants to current employees are generally effective approximately one week following the date of the talent and compensation committee meeting approving such grants. Grants to new or newly promoted employees, including potential NEOs, are typically made at the next regularly scheduled talent and compensation committee meeting following the employee's start or promotion date.
Award Timing Method	All equity grants made to NEOs must be approved by the talent and compensation committee, which generally makes grants of equity awards to our NEOs at the first committee meeting of our fiscal year. Awards are neither timed to relate to the price of our stock nor to correspond with the release of material non-public information for the purpose of affecting the value of employee or board compensation, although grants are generally made when our trading window under our insider trading policy is open. Grants to current employees are generally effective approximately one week following the date of the talent and compensation committee meeting approving such grants. Grants to new or newly promoted employees, including potential NEOs, are typically made at the next regularly scheduled talent and compensation committee meeting following the employee's start or promotion date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false